Matthews China Dividend Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.7%

	Shares	Value

CONSUMER DISCRETIONARY: 29.1%
Broadline Retail: 12.9%
Alibaba Group Holding, Ltd.[b]	1,362,900	$14,776,816
MINISO Group Holding, Ltd. ADR	185,875	4,814,163

		19,590,979

Hotels, Restaurants & Leisure: 6.7%
Yum China Holdings, Inc.	77,551	4,321,142
Shanghai Jinjiang International Hotels Co., Ltd. B Shares	1,846,700	3,047,914
Tam Jai International Co., Ltd.	15,983,000	2,749,836

		10,118,892

Household Durables: 2.7%
Haier Smart Home Co., Ltd. D Shares	3,542,975	4,142,866

Textiles, Apparel & Luxury Goods: 2.5%
Xtep International Holdings, Ltd.	4,084,000	3,761,642

Diversified Consumer Services: 2.2%
China Education Group Holdings, Ltd.[c]	4,187,000	3,393,052

Automobiles: 2.1%
Yadea Group Holdings, Ltd.[c,d]	1,760,000	3,259,147

Total Consumer Discretionary		44,266,578

COMMUNICATION SERVICES: 15.4%
Interactive Media & Services: 9.9%
Tencent Holdings, Ltd.	389,900	15,114,068

Diversified Telecommunication Services: 5.5%
CITIC Telecom International Holdings, Ltd.	21,079,000	8,335,003

Total Communication Services		23,449,071

FINANCIALS: 14.0%
Capital Markets: 5.4%
CSC Financial Co., Ltd. H Shares[c,d]	4,537,000	4,580,788
Hong Kong Exchanges & Clearing, Ltd.	97,300	3,611,073

		8,191,861

Banks: 4.6%
China Merchants Bank Co., Ltd. A Shares	803,784	3,659,867
Postal Savings Bank of China Co., Ltd. H Shares[c,d]	6,629,000	3,338,016

		6,997,883

Insurance: 4.0%
PICC Property & Casualty Co., Ltd. H Shares	2,434,000	3,116,711
Ping An Insurance Group Co. of China, Ltd. H Shares	531,500	3,014,481

		6,131,192

Total Financials		21,320,936

CONSUMER STAPLES: 8.5%
Beverages: 6.4%
Wuliangye Yibin Co., Ltd. A Shares	235,400	5,077,349
Tsingtao Brewery Co., Ltd. H Shares	564,000	4,592,637

		9,669,986

	Shares	Value

Food Products: 2.1%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	885,600	$3,233,643

Total Consumer Staples		12,903,629

REAL ESTATE: 6.7%
Real Estate Management & Development: 6.7%
KE Holdings, Inc. ADR	181,419	2,815,623
Wharf Real Estate Investment Co., Ltd.	714,000	2,751,712
Onewo, Inc. H Shares	782,730	2,329,240
China Vanke Co., Ltd. H Shares	2,104,100	2,314,483

Total Real Estate		10,211,058

INFORMATION TECHNOLOGY: 6.2%
Electronic Equipment, Instruments & Components: 4.1%
E Ink Holdings, Inc.	598,000	3,334,440
OPT Machine Vision Tech Co., Ltd. A Shares	185,055	2,883,324

		6,217,764

Software: 2.1%
Longshine Technology Group Co., Ltd. A Shares	1,215,400	3,206,785

Total Information Technology		9,424,549

MATERIALS: 6.1%
Construction Materials: 4.0%
Huaxin Cement Co., Ltd. H Shares	3,066,792	3,132,170
China Jushi Co., Ltd. A Shares	1,632,407	3,028,395

		6,160,565

Metals & Mining: 2.1%
Tiangong International Co., Ltd.	9,706,000	3,151,957

Total Materials		9,312,522

INDUSTRIALS: 5.5%
Machinery: 3.5%
Yangzijiang Shipbuilding Holdings, Ltd.	4,392,700	5,324,791

Air Freight & Logistics: 2.0%
ZTO Express Cayman, Inc. ADR	127,273	3,076,188

Total Industrials		8,400,979

HEALTH CARE: 4.9%
Life Sciences Tools & Services: 3.0%
WuXi AppTec Co., Ltd. A Shares	381,600	4,539,266

Health Care Equipment & Supplies: 1.9%
AK Medical Holdings, Ltd.[c,d]	3,396,000	2,856,068

Total Health Care		7,395,334

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Matthews China Dividend Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

ENERGY: 2.3%
Oil, Gas & Consumable Fuels: 2.3%
China Suntien Green Energy Corp., Ltd. H Shares	9,801,000	$3,384,352

Total Energy		3,384,352

TOTAL INVESTMENTS: 98.7%		150,069,008
(Cost $178,554,952)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		1,952,451

NET ASSETS: 100.0%		$152,021,459

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $14,034,019, which is 9.23% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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